SIGNIFICANT ACCOUNTING POLICIES - Components of AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Other comprehensive income before reclassifications, net of tax	$ 882	$ (213)
Other comprehensive income, net of tax	2,680	2,646	$ (5,434)
Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Balance as of January 1, 2024	(3,905)
Other comprehensive gains (loss) before reclassifications, net of tax	1,492
Amounts reclassified from AOCI	3,527	6,567	3,683
Other comprehensive income, net of tax	5,019
Balance as of December 31, 2024	1,114	(3,905)
Cost of revenues | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Amounts reclassified from AOCI	634	1,400	814
Research and development expenses, net | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Amounts reclassified from AOCI	1,217	2,983	1,735
Selling and marketing expenses | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Amounts reclassified from AOCI	582	1,217	708
General and administrative expenses | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Amounts reclassified from AOCI	212	967	426
Financial expenses | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Amounts reclassified from AOCI	882	0	$ 0
Gains (losses) on AFS marketable securities | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Balance as of January 1, 2024	(3,730)
Other comprehensive gains (loss) before reclassifications, net of tax	1,798
Amounts reclassified from AOCI	882
Other comprehensive income, net of tax	2,680
Balance as of December 31, 2024	(1,050)	(3,730)
Gains (losses) on cash flow hedges | Other comprehensive income
SIGNIFICANT ACCOUNTING POLICIES
Balance as of January 1, 2024	(175)
Other comprehensive gains (loss) before reclassifications, net of tax	(306)
Amounts reclassified from AOCI	2,645
Other comprehensive income, net of tax	2,339
Balance as of December 31, 2024	$ 2,164	$ (175)